Investments	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Investments
4. Investments
(a) Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Net realized investment gains on fixed maturities and short-term investments	$96,994	$66,296	$120,734
Net realized investment gains on equities	157	137,609	98,733
Net realized investment gains (losses) on other invested assets	5,365	(33,317)	(20,686)
Net realized investment gains on funds held–directly managed	1,355	536	2,012
Net realized investment gains	103,871	171,124	200,793
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	(90,334)	(276,776)	228,781
Change in net unrealized investment (losses) gains on equities	(14,850)	(187,561)	2,605
Change in unrealized investment gains (losses) on other invested assets	25,488	844	(58,180)
Change in net unrealized investment (losses) gains on funds held–directly managed	(676)	(6,163)	1,421
Net other realized and unrealized investment gains (losses)	2,767	1,053	(3,624)
Change in net unrealized investment (losses) gains	(77,605)	(468,603)	171,003
Net realized and unrealized investment gains (losses)	$26,266	$(297,479)	$371,796

(b) Net Investment Income
The components of net investment income for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Fixed maturities	$395,831	$425,541	$443,414
Short-term investments and cash and cash equivalents	1,915	854	868
Equities	4,382	30,739	40,326
Funds held and other	34,161	27,406	33,192
Funds held–directly managed	9,993	11,676	13,841
Investment expenses	(35,418)	(46,432)	(51,945)
Net investment income	$410,864	$449,784	$479,696

Other than the funds held–directly managed account, the Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g., LIBOR). Interest rates ranged from 0.0% to 5.4% for the year ended December 31, 2016, from 0.1% to 8.0% for the year ended December 31, 2015 and from 2.1% to 5.4% for the year ended December 31, 2014. See Note 5 for additional information on the funds held–directly managed account.
(c) Pledged and Restricted Assets
At December 31, 2016 and 2015, approximately $157 million and $165 million, respectively, of cash and cash equivalents and approximately $2,241 million and $2,168 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws.
(d) Net Payable for Securities Purchased
Included within Accounts payable, accrued expenses and other in the Consolidated Balance Sheets at December 31, 2016 and 2015 were amounts of gross receivable balances for securities sold and gross payable balances for securities purchased as follows (in thousands of U.S. dollars):

	2016	2015
Receivable for securities sold	$52,189	$34,497
Payable for securities purchased	(648,813)	(219,707)
Net payable for securities purchased	$(596,624)	$(185,210)

(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within fixed maturities and other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs, and any unfunded commitments. The Company’s non-consolidated VIEs include variable interests in catastrophe bonds within fixed maturity investments and certain other invested assets.